Document and Entity Information	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	6200 Lookout Rd.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	643-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 4, 2021, Viridian Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting the voting results from the Company’s 2021 Annual Meeting of Stockholders (the “Annual Meeting”). The Original Form 8-K also reported that the Annual Meeting was adjourned until June 11, 2021 with respect the voting on Proposal 4 (the “Reconvened Meeting”). The purpose of this amendment to the Original Form 8-K is to amend and supplement the Original Form 8-K to report the final meeting results from the Reconvened Meeting and the filing of a certificate of amendment to the Company’s restated certificate of incorporation in connection with the approval of Proposal 4.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001590750